Fair Value Measurements (Details 1) $ in Millions	Dec. 31, 2015 USD ($) stock		Dec. 31, 2014 USD ($) stock	Dec. 31, 2013 USD ($) stock
Perpetual preferred stocks [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of stocks transferred from Level 2 to Level 1 | stock	0		1	0
Fair value of assets transferred from Level 2 to Level 1 | $	$ 0		$ 4	$ 0
Number of stocks transferred from Level 1 to Level 2 | stock	0		3	0
Fair value of assets transferred from Level 1 to Level 2 | $	$ 0		$ 14	$ 0
Common stocks [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of stocks transferred from Level 2 to Level 1 | stock	1	[1]	0	2
Fair value of assets transferred from Level 2 to Level 1 | $	$ 0	[1]	$ 0	$ 18
Number of stocks transferred from Level 1 to Level 2 | stock	1	[1]	1	0
Fair value of assets transferred from Level 1 to Level 2 | $	$ 0	[1]	$ 0	$ 0
Redeemable preferred stocks [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of stocks transferred from Level 2 to Level 1 | stock	0		0	1
Fair value of assets transferred from Level 2 to Level 1 | $	$ 0		$ 0	$ 5
Number of stocks transferred from Level 1 to Level 2 | stock	0		0	0
Fair value of assets transferred from Level 1 to Level 2 | $	$ 0		$ 0	$ 0

[1]	During 2015, there was one common stock transferred from Level 2 to Level 1 and one common stock transferred from Level 1 to Level 2, each with a fair value of less than $1 million.